COMMITMENTS AND CONTINGENCIES (Details)	9 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 27, 2020 item
Maximum number of demands for registration of securities | item			3
Cash underwriting discount per unit | $ / shares	$ 0.20	$ 0.20
Cash underwriting discount paid	$ 4,600,000	$ 4,600,000
Deferred fee per unit | $ / shares	$ 0.35	$ 0.35
Deferred underwriting fee payable	$ 8,050,000	$ 8,050,000
PIPE Investment Under Subscription Agreement
Purchase Of Common Stock | shares	8,200,000
Aggregate Purchase Price	$ 82,000,000
PIPE Investment Under Subscription Agreement | Merger Agreement
Purchase Of Common Stock | shares		8,200,000
Aggregate Purchase Price		$ 82,000,000